Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 56,061	¥ 63,589	¥ 57,048	¥ 66,923
Interest income on impaired loans		200	381	352	830
Interest on impaired loans collected in cash		151	337	278	750
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	17,745	14,748	17,385	14,533
Interest income on impaired loans		149	65	243	143
Interest on impaired loans collected in cash		103	58	173	112
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,250	4,262	4,248	4,345
Interest income on impaired loans		96	22	134	54
Interest on impaired loans collected in cash		55	18	88	41
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,079	4,112	4,086	4,116
Interest income on impaired loans		15	17	34	38
Interest on impaired loans collected in cash		14	16	27	30
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	9,416	6,374	9,051	6,072
Interest income on impaired loans		38	26	75	51
Interest on impaired loans collected in cash		34	24	58	41
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	32,001	38,906	32,972	42,096
Interest income on impaired loans		50	194	106	353
Interest on impaired loans collected in cash		47	157	102	304
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	197	286	199	1,880
Interest income on impaired loans		1	2	3	4
Interest on impaired loans collected in cash		1	2	3	4
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,262	5,320	5,451	5,543
Interest income on impaired loans		0	13	6	35
Interest on impaired loans collected in cash		0	13	6	35
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	6,215	7,822	6,547	8,085
Interest income on impaired loans		14	65	27	114
Interest on impaired loans collected in cash		13	65	26	103
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	1,669	2,224	1,691	2,292
Interest income on impaired loans		14	19	28	38
Interest on impaired loans collected in cash		13	19	27	38
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	18,658	23,254	19,084	24,296
Interest income on impaired loans		21	95	42	162
Interest on impaired loans collected in cash		20	58	40	124
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	6,315	9,935	6,691	10,294
Interest income on impaired loans		1	122	3	334
Interest on impaired loans collected in cash		¥ 1	¥ 122	¥ 3	¥ 334

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.